Operating expenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating expenses
Disposables	€ (1,799)	€ (1,681)	€ (1,472)
Energy and liquids	(900)	(633)	(513)
Patents	(551)	(510)	(543)
Studies	(88,162)	(42,377)	(33,004)
Maintenance	(1,017)	(995)	(1,017)
Fees	(4,434)	(4,587)	(3,044)
IT systems	(951)	(960)	(806)
Support costs (including taxes)	(1,240)	(1,971)	(782)
Personnel costs	(18,535)	(15,332)	(13,413)
Depreciation, amortization and provisions	(2,527)	(1,683)	(927)
Other operating expenses	(5,714)	(5,234)	(4,450)
Total operating expenses	(125,828)	(75,965)	(59,971)
Research and development costs
Operating expenses
Disposables	(1,799)	(1,681)	(1,472)
Energy and liquids	(900)	(633)	(513)
Patents	(551)	(510)	(543)
Studies	(88,162)	(42,375)	(33,004)
Maintenance	(1,017)	(995)	(1,017)
Fees	(135)	(175)	(160)
IT systems	(845)	(852)	(744)
Support costs (including taxes)	0
Personnel costs	(13,568)	(11,149)	(9,645)
Depreciation, amortization and provisions	(2,317)	(1,462)	(751)
Other operating expenses	(719)	(637)	(602)
Total operating expenses	(110,012)	(60,469)	(48,452)
Marketing - business development expenses
Operating expenses
Fees	(215)	(570)	(138)
IT systems	(16)	(16)	(9)
Support costs (including taxes)	(473)	(1,280)
Personnel costs	(224)	(219)	(213)
Other operating expenses	(1,051)	(499)	(4)
Total operating expenses	(1,980)	(2,583)	(364)
General and administrative expenses
Operating expenses
Studies		(2)
Fees	(4,084)	(3,843)	(2,746)
IT systems	(90)	(92)	(52)
Support costs (including taxes)	(767)	(692)	(782)
Personnel costs	(4,743)	(3,964)	(3,556)
Depreciation, amortization and provisions	(209)	(220)	(176)
Other operating expenses	(3,944)	(4,099)	(3,844)
Total operating expenses	€ (13,837)	€ (12,912)	€ (11,155)